CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - JPY (¥) ¥ in Millions		12 Months Ended
		Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Net income (loss)	[1]	¥ 1,197,992	¥ 34,028	¥ (101,471)
Other comprehensive income (loss), net of tax:
Net unrealized gains (losses) on available-for-sale securities, net of tax		33,384	(7,828)	(17,020)
Foreign currency translation adjustments, net of tax		240,944	135,849	185,298
Defined benefit plan adjustments, net of tax		75,987	68,223	(41,385)
Own credit risk adjustments, net of tax		(14,152)	13,443	(300)
Total other comprehensive income, net of tax		336,163	209,687	126,593
Total comprehensive income		1,534,155	243,715	25,122
Less: Total comprehensive income attributable to noncontrolling interests		286,498	48,442	7,846
Total comprehensive income attributable to MHFG shareholders		¥ 1,247,657	¥ 195,273	¥ 17,276

[1]	The amounts that have been reclassified out of Accumulated other comprehensive income (loss), net of tax into net income are presented in Note 16 “Accumulated other comprehensive income (loss), net of tax.”